SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Operating segments
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

COMPLEX MACHINING
Net Sales	$10,473,000	$10,301,000	$20,364,000	$17,768,000
Gross Profit	939,000	2,564,000	3,840,000	4,422,000
Pre Tax Income	(1,378,000)	507,000	(293,000)	107,000
Assets	44,222,000	52,689,000	44,222,000	52,689,000

AEROSTRUCTURES & ELECTRONICS
Net Sales	4,733,000	6,041,000	9,053,000	11,201,000
Gross Profit	1,934,000	1,446,000	1,960,000	2,394,000
Pre Tax Income (Loss)	348,000	(167,000)	(931,000)	(939,000)
Assets	19,458,000	19,268,000	19,458,000	19,268,000

TURBINE ENGINE COMPONENTS
Net Sales	1,878,000	3,021,000	3,820,000	5,578,000
Gross Profit	46,000	145,000	(179,000)	160,000
Pre Tax Loss	(669,000)	(738,000)	(1,496,000)	(1,652,000)
Assets	11,541,000	17,441,000	11,451,000	17,441,000

CORPORATE
Net Sales	—	—	—	—
Gross Profit	—	—	—	—
Pre Tax Income	(472,000)	20,000	(605,000)	20,000
Assets	645,000	653,000	645,000	653,000

CONSOLIDATED
Net Sales	17,084,000	19,363,000	33,237,000	34,547,000
Gross Profit	2,919,000	4,155,000	5,621,000	6,976,000
Pre Tax Loss	(2,171,000)	(378,000)	(3,325,000)	(2,464,000)
Benefit from Income Taxes	199,000	126,000	199,000	782,000
Net Loss	(1,972,000)	(252,000)	(3,126,000)	(1,682,000)
Assets	$75,866,000	$90,051,000	$75,866,000	$90,051,000